Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Sale of Real Estate Held by AVI
On January 15, 2024, the Company closed the sale of the real estate held by AVI, which comprised of substantially all of AVI's assets.. The real estate and related equipment was sold to Tab Labs, Inc. for an aggregate purchase price of $1,139,572.
PIPE Financings
January 2024 PIPE Financing
On January 29, 2024, the Company entered into a Securities Purchase Agreement, pursuant to which on January 31, 2023, the Company issued an aggregate of 11,713,664 shares of common stock and 9,978,739 pre-fund warrants to purchase up to 9,978,739 shares of common stock (the "January 2024 PIPE Financing") for an aggregate purchase price of $49,991,010. The January 2024 PIPE Financing was priced at $2.31 per common share and per $2.30 pre-funded warrant based on the 5-day average share price preceding January 29, 2024. The pre-funded warrants are exercisable at any time for $0.001.
In connection with the PIPE Financing, the Company incurred $3,824,841 in direct equity issuance costs for net proceeds of $46,166,169.
March 2024 PIPE Financing
On March 11, 2024, the Company entered into a Securities Purchase Agreement, pursuant to which on March 13, 2024, the Company issued an aggregate of 4,000,000 shares of common stock (the "March 2024 PIPE Financing") for an aggregate purchase price of $40,000,000. The March 2024 PIPE Financing was priced at $10.00 per common share.
In connection with the PIPE Financing, the Company incurred $2,625,000 in direct equity issuance costs for net proceeds of approximately $37,375,000.
Stock-based Compensation
On February 29, 2024, the Company granted certain employees and directors 275,000 RSUs with market based vesting conditions. The RSUs vest on the following milestones: (i) 25% vests upon achieving a market cap of $750,000,000 and a stock price of $20.00 per share, (ii) 25% vests upon achieving a market cap of $1,000,000,000 and a stock price of $30.00 per share, (iii) 25% vests upon achieving a market cap of $1,250,000,000 and a stock price of $32.50 per share, and (iv) 25% vest upon achieving a market cap of $1,500,000,000 or greater and a stock price of $35.00 per share; provided, however, that no RSUs shall vest until the compensation committee of the Company determines that shares can be sold into the market to cover withholding tax obligations associated with the vesting of the RSUs. Upon a change in control of the Issuer, 100% of the RSUs will become fully vested.
On February 29, 2024, the Company granted certain employees and directors 703,100 stock options to buy shares of the Company's common stock with and exercise price of $14.56. Of the aggregate grant, 250,000 shares will vest over a 1 year period and 488,100 shares will vest over a 4-year period.